Long-Term Debt	12 Months Ended
Dec. 31, 2020
Long-term Debt, Current and Noncurrent [Abstract]
Long-Term Debt

Note 12: Long-Term Debt

We issue long-term debt denominated in multiple currencies, primarily in U.S. dollars. Our issuances have both fixed and floating interest rates. As a part of our overall interest rate risk management strategy, we often use derivatives to manage our exposure to interest rate risk. We also use derivatives to manage our exposure to foreign currency risk. As a result, the majority of the long-term debt presented below is hedged in a fair value or cash flow hedge relationship. See Note 16 (Derivatives) for further information on qualifying hedge contracts.
Table 12.1 presents a summary of our long-term debt carrying values, reflecting unamortized debt discounts and premiums, and purchase accounting adjustments, where applicable. The interest rates displayed represent the range of contractual rates in effect at December 31, 2020. These interest rates do not include the effects of any associated derivatives designated in a hedge accounting relationship.

Table 12.1: Long-Term Debt

	December 31,
	2020			2019
(in millions)	Maturity date(s)	Stated interest rate(s)
Wells Fargo & Company (Parent only)
Senior
Fixed-rate notes	2021-2045	0.38-6.75%	$84,892	86,618
Floating-rate notes	2021-2048	0.00-1.57%	13,736	16,800
FixFloat notes	2024-2051	1.34-5.01%	43,917	12,030
Structured notes (1)			8,081	8,390
Total senior debt – Parent			150,626	123,838
Subordinated
Fixed-rate notes (2)	2023-2046	3.45-7.57%	29,874	27,195
Total subordinated debt – Parent			29,874	27,195
Junior subordinated
Fixed-rate notes	2029-2036	5.95-7.95%	1,382	1,428
Floating-rate notes	2027	0.74-1.24%	330	318
Total junior subordinated debt – Parent (3)			1,712	1,746
Total long-term debt – Parent (2)			182,212	152,779
Wells Fargo Bank, N.A., and other bank entities (Bank)
Senior
Fixed-rate notes	2021-2023	2.60-3.63%	7,644	9,364
Floating-rate notes	2021-2053	0.00-0.89%	3,747	10,617
FixFloat notes	2022	2.08-2.90%	2,841	5,097
Fixed-rate advances – Federal Home Loan Bank (FHLB)	2021-2031	3.83-7.50%	31	41
Floating-rate advances – FHLB			—	32,950
Structured notes (1)			792	1,914
Finance leases	2021-2029	1.69-17.78%	28	32
Total senior debt – Bank			15,083	60,015
Subordinated
Fixed-rate notes	2023-2038	5.25-7.74%	5,775	5,374
Total subordinated debt – Bank			5,775	5,374
Junior subordinated
Floating-rate notes	2027	0.79-0.89%	375	363
Total junior subordinated debt – Bank (3)			375	363
Long-term debt issued by VIE – Fixed rate			—	17
Long-term debt issued by VIE – Floating rate	2037	0.31-0.32%	203	570
Mortgage notes and other debt (4)	2021-2059	0.24-9.20%	5,694	6,185
Total long-term debt – Bank			27,130	72,524

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	December 31,
	2020			2019
(in millions)	Maturity date(s)	Stated interest rate(s)
Other consolidated subsidiaries
Senior
Fixed-rate notes	2021-2023	3.04-3.46%	1,390	1,352
Structured notes (1)			2,186	1,503
Finance leases			—	1
Total senior debt – Other consolidated subsidiaries			3,576	2,856
Mortgage notes and other	2026	1.71%	32	32
Total long-term debt – Other consolidated subsidiaries			3,608	2,888
Total long-term debt			$212,950	228,191
(1)Included in the table are certain structured notes that have coupon or repayment terms linked to the performance of debt or equity securities, an embedded equity, commodity, or currency index, or basket of indices accounted for separately from the note as a free-standing derivative, and the maturity may be accelerated based on the value of a referenced index or security. For information on embedded derivatives, see the “Derivatives Not Designated as Hedging Instruments” section in Note 16 (Derivatives). In addition, a major portion consists of zero coupon notes where interest is paid as part of the final redemption amount.
(2)Includes fixed-rate subordinated notes issued by the Parent at a discount of $126 million and $128 million in 2020 and 2019, respectively, and debt issuance costs of $2 million in both 2020 and 2019, to effect a modification of Wells Fargo Bank, N.A., notes. These subordinated notes are carried at their par amount on the consolidated balance sheet of the Parent presented in Note 27 (Parent-Only Financial Statements). In addition, Parent long-term debt presented in Note 27 also includes affiliate related issuance costs of $384 million and $281 million in 2020 and 2019, respectively.
(3)Includes junior subordinated debentures held by unconsolidated wholly-owned trusts formed for the sole purpose of issuing trust preferred securities of $704 million and $2.1 billion at December 31, 2020 and 2019, respectively. During first quarter 2020, we liquidated certain of our trust preferred securities, and as a result, the preferred securities issued by the trusts were canceled and junior subordinated debentures with a total carrying value of $1.4 billion were distributed to the preferred security holders.
(4)Primarily relates to unfunded commitments for LIHTC investments. For additional information, see Note 6 (Equity Securities).
We issue long-term debt in a variety of maturities and currencies to achieve cost-efficient funding and to maintain an appropriate maturity profile. Long-term debt of $213.0 billion at December 31, 2020, decreased $15.2 billion from December 31, 2019. We issued $38.1 billion of long-term debt in 2020.
The aggregate carrying value of long-term debt that matures (based on contractual payment dates) as of December 31, 2020, in each of the following five years and thereafter is presented in Table 12.2.
Table 12.2: Maturity of Long-Term Debt

	December 31, 2020
(in millions)	2021	2022	2023	2024	2025	Thereafter	Total
Wells Fargo & Company (Parent Only)
Senior notes	$20,328	17,105	11,609	12,480	14,742	74,362	150,626
Subordinated notes	—	—	3,750	764	1,134	24,226	29,874
Junior subordinated notes	—	—	—	—	—	1,712	1,712
Total long-term debt – Parent	20,328	17,105	15,359	13,244	15,876	100,300	182,212
Wells Fargo Bank, N.A., and other bank entities (Bank)
Senior notes	6,865	4,877	2,904	5	191	241	15,083
Subordinated notes	—	—	1,105	—	172	4,498	5,775
Junior subordinated notes	—	—	—	—	—	375	375
Securitizations and other bank debt	2,192	1,177	700	223	125	1,480	5,897
Total long-term debt – Bank	9,057	6,054	4,709	228	488	6,594	27,130
Other consolidated subsidiaries
Senior notes	1,892	202	516	125	440	401	3,576
Securitizations and other bank debt	—	—	—	—	—	32	32
Total long-term debt – Other consolidated subsidiaries	1,892	202	516	125	440	433	3,608
Total long-term debt	$31,277	23,361	20,584	13,597	16,804	107,327	212,950
As part of our long-term and short-term borrowing arrangements, we are subject to various financial and operational covenants. Some of the agreements under which debt has been issued have provisions that may limit the merger or sale of certain subsidiary banks and the issuance of capital stock or convertible securities by certain subsidiary banks. At December 31, 2020, we were in compliance with all the covenants.